INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure - Inventories [Abstract]
Inventory
Inventories consist of the following:

	June 30,	December 31,
	2014	2013
Finished Goods	$912,574	$378,472
Packaging	59,952	41,714
	972,526	420,186
Less: Reserve for obsolescence	-	-
Total	$972,526	$420,186

Inventories are stated at the lower of cost or market and consist of finished goods and packaging for the Company’s Surgex™, Bikini Ready™, SlimTrim and Martha Stewart™ Essentials product lines. Cost-of-goods sold are calculated using the weighted average costing method. Inventories consisted of the following:

	December 31,
	2013	2012
Finished Goods	$378,472	$2,344
Work-in-process	-	49,200
Packaging	41,714	1,832
	420,186	53,376
Less: Reserve for obsolescence	-	(49,200)
Total	$420,186	$4,176